Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information
Document Type	S-4
Entity Registrant Name	CONCORD ACQUISITION CORP III
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001851961
Amendment Flag	false